Organization and Significant Accounting Policies - Cash And Cash Equivalents (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 156,351	$ 204,301		$ 184,224	$ 141,590
Restricted cash		15,665		14,801	2,929
Total cash, cash equivalents and restricted cash	$ 173,824	$ 219,966	$ 254,417	$ 199,025	$ 144,519	$ 188,622